UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6490

Dreyfus Premier International Funds, Inc.

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER INTERNATIONAL GROWTH FUND
Statement of Investments
July 31, 2004 (Unaudited)

Common Stocks--95.4%	Shares		Value ($)

Australia--2.5%
Commonwealth Bank of Australia	12,785		279,882
Macquarie Infrastructure	153,990		373,603
WMC Resources	118,027		430,355
			1,083,840
Austria--1.6%
Erste Bank der oesterreichischen Sparkassen	18,276		708,519

Belgium--2.1%
Belgacom	13,696		419,996
KBC Bankverzekeringsholding	9,179		517,608
			937,604
Brazil--4.1%
Aracruz Celulose, ADR	9,120		315,552
Brasil Telecom Participacoes, ADR	8,180		245,400
Companhia Vale do Rio Doce, ADR	8,995		396,679
Natura Cosmeticos	17,400		298,368
Petroleo Brasileiro, ADR	21,540		552,501
			1,808,500
Canada--1.7%
Inco	10,699	a	354,329
Oncolytics Biotech	97,300	a	373,556
Oncolytics Biotech (Purchase Warrants 2/21/2005)	54,143	a	45,152
Oncolytics Biotech (Purchase Warrants 4/5/2005)	29,734	a	1
			773,038
Chile--.4%
Corpbanca, ADR	6,675		160,934

Denmark--1.0%
Carlsberg, Cl. B	8,730		438,949

France--8.2%
BNP Paribas	7,065		410,883
France Telecom	19,708		487,561
Lafarge	6,325		541,354
L'Oreal	4,802		343,751
Sanofi-Synthelabo	9,600		635,863
Total	3,388		656,929
Vinci	4,995		507,680
			3,584,021

Germany--3.1%
AMB Generali	5,508		397,336
BASF	8,655		460,697
Celesio	8,171		520,585
			1,378,618

Greece--2.1%
EFG Eurobank Ergasias	24,284		524,869
Public Power	18,020		411,575
			936,444

Indonesia--3.2%
PT Bank Central Asia	3,363,000		689,516
PT Hanjaya Mandala Sampoerna	1,206,000		718,721
			1,408,237

Italy--4.0%
Assicurazioni Generali	11,624		306,991
Enel	32,110		252,826
Eni	16,902		347,436
Snam Rete Gas	114,008		489,265
Telecom Italia	163,327		350,459
			1,746,977

Japan--16.7%
ACOM	7,800		502,412
BRIDGESTONE	28,000		505,592
JFE Holdings	12,300		294,475
Japan Retail Fund Investment	84		584,827
KIRIN BREWERY	59,000		577,730
Kao	14,000		347,123
LAWSON	10,900		423,016
MATSUI SECURITIES	9,100		250,155
Mitsubishi Tokyo Financial Group	45		403,045
NISSAN MOTOR	41,300		445,965
NTT DoCoMo	189		329,390
Nippon Building Fund	73		513,489
Nippon Yusen Kabushiki Kaisha	74,000		339,703
TOYOTA MOTOR	14,400		579,544
Tokyo Electric Power	13,900		315,299
Tostem Inax Holding	23,000		467,996
West Japan Railway	110		440,731
			7,320,492
Luxembourg--.8%
Arcelor	20,328		342,108

Malaysia--1.4%
Astro All Asia Networks	247,700		298,543
Malayan Banking	116,200		327,195
			625,738

Mexico--.7%
Desarrolladora Homex, ADR	18,500		329,115

Singapore--2.9%
MobileOne	478,000		430,881
Singapore Post	536,000		252,492
Singapore Press	229,500		573,917
			1,257,290

South Africa--1.0%
MTN Group	98,386		423,108

South Korea--5.2%
KT&G, GDR	68,659	b	815,326

SK Telecom, ADR	19,300		340,838
Samsung Electronics	1,440		513,011
Shinsegae	2,570		598,313
			2,267,488

Spain--3.3%
Abertis Infraestructuras	26,173		443,308
Abertis Infraestructuras (Rights)	26,173		22,338
Altadis	17,954		560,282
Iberdrola	20,039		409,511
			1,435,439

Sweden--.6%
Skandinaviska Enskilda Banken, Cl. A	19,103		257,503

Switzerland--7.4%
Nestle	3,631		926,377
Novartis	21,943		974,141
Roche Holding	7,609		750,748
UBS	9,354		624,500
			3,275,766

Taiwan--2.0%
China Steel, GDR	32,043		549,530
Compal Electronics, GDR	72,900		325,863
			875,393

Thailand--4.0%
Advanced Info Service	190,100		441,879
Bank of Ayudhya	1,988,500	a	553,699
Land and Houses	1,188,300		279,092
Siam Cement	81,000		478,547
			1,753,217

United Kingdom--15.4%
AstraZeneca	20,274		908,326
BHP Billiton	63,693		580,925
British Sky Broadcasting Group	38,700		425,891
GUS	42,566		667,201
GlaxoSmithKline	26,856		546,116
Invensys	104,715	a	30,501
National Grid Transco	69,629		551,721
Rank Group	56,394		303,633
Reckitt Benckiser	12,043		329,741
Shell Transport & Trading	171,916		1,247,198
Standard Chartered	18,600		307,969
Vodafone	396,740		861,301
			6,760,523

Total Common Stocks
(cost $35,561,553)			41,888,861

Preferred Stock--1.3%
Germany; Henkel

	(cost $552,040)	7,769	570,620
Total Investments (cost $36,113,593 )		96.7%	42,459,481
Cash and Receivables (Net)		3.3%	1,442,793
Net Assets		100.0%	43,902,274
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of Securities Act of 1933. This security may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 200
	this security amounted to $815,326 or approximately 1.9% of net assets.
See notes to financial statements.

DREYFUS PREMIER GREATER CHINA FUND
Statement of Investments
July 31, 2004 (Unaudited)

Common Stocks--81.8%	Shares		Value ($

China--28.6%
Aluminum Corporation of China, Cl. H	5,929,000		3,097,562
Beijing Datang Power Generation, Cl. H	5,417,000		4,236,426
China Petroleum and Chemical , Cl. H	14,000,000		5,429,557
China Telecom, Cl. H	9,030,000		2,981,096
Huaneng Power International, Cl. H	1,774,000		1,410,121
Sinopec Shanghai Petrochemical, Cl. H	10,240,000		3,643,124
Sinopec Zhenhai Refining and Chemical, Cl. H	4,338,000		4,616,136
Weiqiao Textile, Cl. H	3,504,000		5,188,682
Yanzhou Coal Mining, Cl. H	4,100,000		4,967,371
Zhejiang Expressway, Cl. H	2,544,000		1,875,407
			37,445,482

Hong Kong--38.4%
AV Concept	18,116,000		2,694,209
Asia Aluminum	19,170,000		2,064,488
CNOOC	4,954,000		2,381,761
China Mengniu Dairy	4,347,000	a	2,744,776
Dream International	6,126,000		1,452,980
Far East Pharmaceutical Technology	16,264,000		141,790
Golding Soft	5,220,000	a	20,412
HSBC	310,000		4,570,571
Hang Lung Group	2,583,000		3,692,413
JCG	2,664,000		2,339,568
Li Ning	10,212,000	a	3,044,001
Lifestyle International	3,934,500	a	5,372,175
Linmark	2,694,000		1,001,628
Lung Kee	6,915,000		3,269,152
Mansion House	8,000,000	a	256,414
MediaNation	360,000	a	4,662
Pacific Basin Shipping	4,300,000	a	1,267,965
TCL International Holdings	6,786,000		2,022,776
Tack Fat Group International	15,696,000		1,448,880
Television Broadcasts	1,079,000		4,426,723
Victory City International	10,970,083		4,395,122
Wing Lung Bank	230,900		1,657,765
			50,270,231

Singapore--1.3%
Osim International	2,831,000		1,679,337

Taiwan-- 12.8%
Asia Vital Components	2,222,000		2,288,026
Chi Mei Optoelectronics	1,932,000	a	2,591,915
Everlight Electronics	410		436
Formosa Plastics	132,372		183,818
Fubon Financial	1,803,000	a	1,485,260
Jenn Feng Industrial	1,562,000		2,872,168

Phoenixtec Power	2,339,300		2,133,519
Taiwan Semiconductor Manufacturing	1	a	1
United Microelectronics	3,631,800	a	2,318,625
Zyxel Communications	1,504,000		2,898,264
			16,772,032

United States--.7%
Far East Energy	500,000	a	865,000
Far East Energy (warrants)	500,000	a	1
			865,001

Total investments (cost $106,534,228)	81.8%		107,032,083

Cash and Receivable (Net)	18.2%		23,849,362

Net Assets	100.0%		130,881,445

a Non-income producing.

See notes to financial statements.

Dreyfus Premier Japan Fund
Statement of Investments
July 31, 2004 (Unaudited)

Common Stocks--94.1%	Shares	Value ($)

Basic Materials--9.4%
Hitachi Chemical	37,100	533,261
KANEKA	57,000	499,771
Shin-Etsu Chemical	13,500	458,429
TOA OIL	77,000	135,579
Takasago International	89,000	417,356
		2,044,396

Communications--12.7%
CAPCOM	33,800	319,736
CRC Solutions	18,800	270,224
Fuji Television Network	83	181,189
KDDI	153	782,078
NIPPON TELEGRAPH AND TELEPHONE	133	663,118
NTT DoCoMo	308	536,783
		2,753,128

Construction/Property--9.2%
Daiwa House Industry	35,000	364,102
JGC	55,000	513,857
Japan Retail Fund Investment	70	487,356
Tostem Inax Holding	31,000	630,778
		1,996,093

Consumer Staples--34.4%
BANDAI	19,900	485,366
BRIDGESTONE	36,000	650,047
FUJI OIL	50,000	592,014
HANKYU DEPARTMENT STORES	65,000	481,157
HONDA MOTOR	18,200	886,170
ITOCHU-SHOKUHIN	8,000	275,974
KIKKOMAN	63,000	543,323
LAWSON	14,900	578,251
NISSAN MOTOR	43,500	469,721
Nintendo	5,200	579,257
Sumitomo Rubber Industries	61,000	530,458
Toyota Motor	21,500	865,292
Yokohama Rubber Company	137,000	531,680
		7,468,710

Financial--4.7%
ACOM	6,420	413,524
MATSUI SECURITIES	5,900	162,188
Promise	7,000	454,027
		1,029,739

Pharmaceutical--3.9%
TERUMO	16,500	400,216
TOHO PHARMACEUTICAL	27,000	441,935
		842,151

Services--6.8%
Alfresa Holdings	6,500	353,277
DOSHISHA	8,200	347,698

KURODA ELECTRIC	11,600	451,224
RESORTTRUST	11,680	336,817
		1,489,016

Technology--10.1%
ALPS ELECTRIC	38,000	511,719
CANON	12,000	586,444
Hitachi	68,000	415,398
KYOCERA	6,300	486,726
PIONEER	9,200	199,182
		2,199,469

Transportation--2.9%
West Japan Railway	157	629,044

Total Investments (cost $19,166,436)	94.1%	20,451,746

Cash and Receivables (Net)	5.9%	1,274,580

Net Assets	100.0%	21,726,326

See notes to financial statements.

Dreyfus Premier Japan Fund

		Foreign			Unrealized
		Currency			Appreciation /
Forward Currency Exchange Contracts		Amounts	Cost ($)	Value ($)	Depreciation ($)

Purchases:

Japanese Yen,
	expiring 11/6/2003	67,631,258	620,493	614,662	(5,831)

Dreyfus Premier Japan Fund

		Foreign			Unrealized
		Currency			Appreciation /
Forward Currency Exchange Contracts		Amounts	Cost ($)	Value ($)	Depreciation ($)

Purchases:

Japanese Yen,
	expiring 11/6/2003	67,631,258.00	620,493.03	614,661.98	(5,831.05)

DREYFUS PREMIER JAPAN FUND
	APRIL 30, 2004

	Foreign			Unrealized
	Currency			Appreciation /
Forward Currency Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Depreciation ($)

Sells:

Japanese Yen,
expiring 5/14/2004	41,494,000	390,826.03	375,885.50	14,940.53

Japanese Yen,
expiring 5/14/2004	41,494,000	388,375.14	375,885.50	12,489.64

Japanese Yen,
expiring 5/14/2004	59,679,000	550,303.14	540,619.62	9,683.52

Japanese Yen,
expiring 5/14/2004	59,678,000	551,348.85	540,610.56	10,738.29

Japanese Yen,
expiring 5/14/2004	137,756,000	1,252,498.07	1,247,902.89	4,595.18

Japanese Yen,
expiring 5/14/2004	137,756,000	1,252,441.13	1,247,902.89	4,538.24

Japanese Yen,
expiring 5/14/2004	36,369,000	328,100.30	329,459.19	(1,358.89)

Japanese Yen,
expiring 5/14/2004	108,324,000	1,030,929.60	981,284.54	49,645.06

Total			A/C 382/579	105,271.57

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier International Funds, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 23, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 23, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)